Net finance income/(costs) (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Net finance (costs)/income
Interest payable on bank loans and overdrafts	£ (430)	£ (545)	£ (945)	£ (800)
Interest payable on secured term loan facility, senior secured notes and revolving facilities	(4,678)	(4,236)	(9,260)	(8,263)
Interest payable on lease liabilities (note 15)	(25)	(26)	(50)	(54)
Amortization of issue costs on secured term loan facility and senior secured notes	(183)	(152)	(354)	(294)
Foreign exchange losses on retranslation of unhedged US dollar borrowings	(591)		(10,560)
Unwinding of discount relating to registrations	(633)	(300)	(1,212)	(455)
Reclassified from hedging reserve				(14,837)
Hedge ineffectiveness on cash flow hedges	(87)		(210)
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	(846)	(463)		(593)
Total finance costs	(7,473)	(5,722)	(22,591)	(25,296)
Interest receivable on short-term bank deposits	1		3	1
Foreign exchange gains on retranslation of unhedged US dollar borrowings		23,752		42,835
Reclassified from hedging reserve			326
Hedge ineffectiveness on cash flow hedges		1,525		2,036
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives			5,136
Foreign currency options		147		147
Total finance income	1	25,424	5,465	45,019
Net finance (costs)/income	£ (7,472)	£ 19,702	£ (17,126)	£ 19,723